Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between Compensation Actually Paid (as defined by SEC rules) and certain financial performance measures of the Company. For further information concerning our variable pay-for-performance compensation program and how the Company aligns executive compensation with performance, refer to the Compensation Discussion & Analysis beginning on page 40.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(4)(6)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (dollars in millions)	Operating Earnings per Share(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2022	$8,751,746	$7,363,718	$2,954,124	$2,551,345	$136	$137	$397	$2.18
2021	8,948,166	13,907,529	2,512,679	3,032,833	138	124	441	2.72
2020	8,260,886	14,813,666	2,318,955	3,037,794	126	91	302	2.34

(1)
Reflects compensation for our Chief Executive Officer, Gary C. Bhojwani, who served as our Principal Executive Officer (PEO) in 2020, 2021 and 2022.

(2)
Reflects compensation for Paul H. McDonough, Bruce K. Baude, Eric R. Johnson, and Matthew J. Zimpfer in 2020, Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg, and Matthew J. Zimpfer in 2021, and Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg, and Eric R. Johnson in 2022, who served as NEOs in such years.

(3)
Peer Group used for TSR comparisons is the S&P 500 Life & Health Insurance Index.

(4)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used in determining the grant date fair value. RSUs are valued based on the stock price on the relevant measurement date. P-shares are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date. Stock Options are valued using a Black-Scholes model as of the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

(5)
This column reflects the Operating EPS results used, or expected to be used, in calculating payouts for applicable P-share awards. Operating EPS is defined on page 59 and is a non-GAAP financial measure. See pages 61-63 for more information.

(6)
To calculate Compensation Actually Paid to our CEO and other NEOs, the following adjustments were made to total compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions To Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid
Gary C. Bhojwani, Chief Executive Officer serving as PEO
2022	$8,751,746	$(5,514,571)	$4,126,543	$7,363,718
2021	8,948,166	(5,139,686)	10,099,049	13,907,529
2020	8,260,886	(4,901,181)	11,453,961	14,813,666
Average for other NEOs indicated above
2022	2,954,124	(1,017,200)	614,421	2,551,345
2021	2,512,679	(911,941)	1,432,095	3,032,833
2020	2,318,955	(870,647)	1,589,486	3,037,794

(a)
Deductions from Summary Compensation Table reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for each year.

(b)
The amounts in this column reflect the following additions:

	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Total Equity Award Adjustments
Gary C. Bhojwani, Chief Executive Officer serving as PEO
2022	$4,516,380	$(902,338)	$512,501	$—	$4,126,543
2021	7,267,293	2,355,452	476,304	—	10,099,049
2020	8,427,591	3,399,198	(372,828)	—	11,453,961
Average for other NEOs indicated above
2022	662,729	(127,949)	76,617	3,024	614,421
2021	1,025,352	346,556	60,187	—	1,432,095
2020	1,166,101	451,159	(30,776)	3,002	1,589,486

(c)
The equity awards included above comprise P-shares, RSUs and Stock Options granted from 2016 through 2022.

Company Selected Measure Name	Operating Earnings per Share
Named Executive Officers, Footnote [Text Block]
(2)
Reflects compensation for Paul H. McDonough, Bruce K. Baude, Eric R. Johnson, and Matthew J. Zimpfer in 2020, Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg, and Matthew J. Zimpfer in 2021, and Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg, and Eric R. Johnson in 2022, who served as NEOs in such years.

Peer Group Issuers, Footnote [Text Block]	(3) Peer Group used for TSR comparisons is the S&P 500 Life & Health Insurance Index.
PEO Total Compensation Amount	$ 8,751,746	$ 8,948,166	$ 8,260,886
PEO Actually Paid Compensation Amount	$ 7,363,718	13,907,529	14,813,666
Adjustment To PEO Compensation, Footnote [Text Block]
(6)
To calculate Compensation Actually Paid to our CEO and other NEOs, the following adjustments were made to total compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions To Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid
Gary C. Bhojwani, Chief Executive Officer serving as PEO
2022	$8,751,746	$(5,514,571)	$4,126,543	$7,363,718
2021	8,948,166	(5,139,686)	10,099,049	13,907,529
2020	8,260,886	(4,901,181)	11,453,961	14,813,666
Average for other NEOs indicated above
2022	2,954,124	(1,017,200)	614,421	2,551,345
2021	2,512,679	(911,941)	1,432,095	3,032,833
2020	2,318,955	(870,647)	1,589,486	3,037,794

(a)
Deductions from Summary Compensation Table reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for each year.

(b)
The amounts in this column reflect the following additions:

	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Total Equity Award Adjustments
Gary C. Bhojwani, Chief Executive Officer serving as PEO
2022	$4,516,380	$(902,338)	$512,501	$—	$4,126,543
2021	7,267,293	2,355,452	476,304	—	10,099,049
2020	8,427,591	3,399,198	(372,828)	—	11,453,961
Average for other NEOs indicated above
2022	662,729	(127,949)	76,617	3,024	614,421
2021	1,025,352	346,556	60,187	—	1,432,095
2020	1,166,101	451,159	(30,776)	3,002	1,589,486

(c)
The equity awards included above comprise P-shares, RSUs and Stock Options granted from 2016 through 2022.

Non-PEO NEO Average Total Compensation Amount	$ 2,954,124	2,512,679	2,318,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,551,345	3,032,833	3,037,794
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
To calculate Compensation Actually Paid to our CEO and other NEOs, the following adjustments were made to total compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions To Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid
Gary C. Bhojwani, Chief Executive Officer serving as PEO
2022	$8,751,746	$(5,514,571)	$4,126,543	$7,363,718
2021	8,948,166	(5,139,686)	10,099,049	13,907,529
2020	8,260,886	(4,901,181)	11,453,961	14,813,666
Average for other NEOs indicated above
2022	2,954,124	(1,017,200)	614,421	2,551,345
2021	2,512,679	(911,941)	1,432,095	3,032,833
2020	2,318,955	(870,647)	1,589,486	3,037,794

(a)
Deductions from Summary Compensation Table reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for each year.

(b)
The amounts in this column reflect the following additions:

	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Total Equity Award Adjustments
Gary C. Bhojwani, Chief Executive Officer serving as PEO
2022	$4,516,380	$(902,338)	$512,501	$—	$4,126,543
2021	7,267,293	2,355,452	476,304	—	10,099,049
2020	8,427,591	3,399,198	(372,828)	—	11,453,961
Average for other NEOs indicated above
2022	662,729	(127,949)	76,617	3,024	614,421
2021	1,025,352	346,556	60,187	—	1,432,095
2020	1,166,101	451,159	(30,776)	3,002	1,589,486

(c)
The equity awards included above comprise P-shares, RSUs and Stock Options granted from 2016 through 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
The following table alphabetically lists the measures we believe are most important in linking Compensation Actually Paid to Company performance during 2022.
1.
Operating EPS

2.
Operating ROE

3.
Relative TSR

Further details on these measures and how they feature in our compensation plans can be found in our Compensation Discussion & Analysis beginning on page 40.

Total Shareholder Return Amount	$ 136	138	126
Peer Group Total Shareholder Return Amount	137	124	91
Net Income (Loss)	$ 397,000,000	$ 441,000,000	$ 302,000,000
Company Selected Measure Amount	2.18	2.72	2.34
PEO Name	Gary C. Bhojwani
Additional 402(v) Disclosure [Text Block]
(4)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used in determining the grant date fair value. RSUs are valued based on the stock price on the relevant measurement date. P-shares are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date. Stock Options are valued using a Black-Scholes model as of the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating EPS
Non-GAAP Measure Description [Text Block]
(5)
This column reflects the Operating EPS results used, or expected to be used, in calculating payouts for applicable P-share awards. Operating EPS is defined on page 59 and is a non-GAAP financial measure. See pages 61-63 for more information.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating ROE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Gary Bhojwani [Member] | Deductions from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,514,571)	$ (5,139,686)	$ (4,901,181)
Gary Bhojwani [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,126,543	10,099,049	11,453,961
Gary Bhojwani [Member] | Year End Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,516,380	7,267,293	8,427,591
Gary Bhojwani [Member] | Change in Value as of Year End for Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(902,338)	2,355,452	3,399,198
Gary Bhojwani [Member] | Change In Fair Value As Of Vesting Date For Prior Year Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	512,501	476,304	(372,828)
Gary Bhojwani [Member] | Fair Value As Of Vesting Date Of Current Year Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	614,421	1,432,095	1,589,486
Non-PEO NEO [Member] | Year End Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	662,729	1,025,352	1,166,101
Non-PEO NEO [Member] | Change in Value as of Year End for Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(127,949)	346,556	451,159
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date For Prior Year Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,617	60,187	(30,776)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Current Year Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,024	0	3,002
Non-PEO NEO [Member] | Deductions from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,017,200	911,941	870,647
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 614,421	$ 1,432,095	$ 1,589,486